Credit Commitments (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility
Number of global credit facilities	3	3
Caterpillar's consolidated net worth	$ 24,500,000,000	$ 24,500,000,000
Minimum net worth required under the Credit Facility	9,000,000,000	9,000,000,000
Covenant interest coverage ratio, Numerator		1.70
Covenant interest coverage ratio, Denominator		1
Minimum interest coverage ratio, required by the Credit Facility, Numerator		1.15
Minimum interest coverage ratio, required by the Credit Facility, Denominator		1
Leverage Ratio, Numerator	8.70	8.74
Leverage Ratio, Denominator	1	1
Maximum Leverage Ratio, Permissible Under Credit Facility, Numerator		10
Maximum Leverage Ratio, Permissible Under Credit Facility, Denominator		1
Amount available	10,000,000,000	10,000,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements	2,450,000,000	2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements	1,660,000,000	1,660,000,000
Notes receivable from Caterpillar	360,000,000	360,000,000	327,000,000	278,000,000
Notes payable to Caterpillar	208,000,000	208,000,000	0	600,000,000
Amount available, Committed credit facility extended to Caterpillar	2,000,000,000	2,000,000,000
Amount outstanding, Committed credit facility extended to Caterpillar	0	0
Revolving credit facilities
Line of Credit Facility
Amount outstanding	0	0
Revolving credit facilities | Cat Financial
Line of Credit Facility
Amount available	7,250,000,000	7,250,000,000
364-day facility
Line of Credit Facility
Amount available	3,000,000,000	3,000,000,000
364-day facility | Cat Financial
Line of Credit Facility
Amount available	2,180,000,000	2,180,000,000
Four-year facility
Line of Credit Facility
Amount available	2,600,000,000	2,600,000,000
Four-year facility | Cat Financial
Line of Credit Facility
Amount available	1,880,000,000	1,880,000,000
Five-year facility
Line of Credit Facility
Amount available	4,400,000,000	4,400,000,000
Five-year facility | Cat Financial
Line of Credit Facility
Amount available	3,190,000,000	3,190,000,000
Credit lines with banks
Line of Credit Facility
Amount available	4,400,000,000	4,400,000,000
Amount outstanding	$ 2,020,000,000	$ 2,020,000,000	$ 2,110,000,000